UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  NOVEMBER 30, 2004
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

LIGHTHOUSE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2004 (UNAUDITED)

     SHARES                                                         VALUE
     ------                                                         -----
COMMON STOCKS: 72.5%

CAPITAL GOODS: 2.9%
       8,950   American Superconductor Corp.*<F1>               $   123,922
      11,900   Sypris Solutions, Inc.                               193,613
                                                                -----------
                                                                    317,535
                                                                -----------

COMMERCIAL SERVICES & SUPPLIES: 3.5%
      11,100   Corinthian Colleges, Inc.*<F1>                       193,417
       6,050   Navigant International, Inc.*<F1>                     66,429
       3,800   Republic Services, Inc.                              119,662
                                                                -----------
                                                                    379,508
                                                                -----------

CONSUMER DURABLES & APPAREL: 2.8%
       3,500   Jones Apparel Group, Inc.                            124,355
       6,800   K-Swiss, Inc.                                        184,226
                                                                -----------
                                                                    308,581
                                                                -----------

ENERGY: 10.8%
       1,550   Anadarko Petroleum Corp.                             107,880
       2,650   Frontline Ltd.#<F2>                                  159,133
       4,350   National-Oilwell, Inc.*<F1>                          157,470
       7,450   Plains All American Pipeline LP                      275,129
       2,700   Pogo Producing Co.                                   136,350
         353   Ship Finance International Ltd.#<F2>                   8,851
       7,100   TOP Tankers, Inc. #<F2>                              160,105
       3,100   Ultra Petroleum Corp.*<F1> #<F2>                     163,246
                                                                -----------
                                                                  1,168,164
                                                                -----------

HEALTH CARE EQUIPMENT & SERVICES: 5.9%
       5,400   Amsurg Corp.*<F1>                                    138,834
       4,300   Apria Healthcare Group, Inc.*<F1>                    131,881
       3,325   Caremark Rx, Inc.*<F1>                               118,902
       5,000   Hologic, Inc.*<F1>                                   124,950
       3,500   Triad Hospitals, Inc.*<F1>                           128,415
                                                                -----------
                                                                    642,982
                                                                -----------

HOTELS RESTAURANTS & LEISURE: 1.0%
       2,660   CEC Entertainment, Inc.*<F1>                         108,235
                                                                -----------

HOUSEHOLD & PERSONAL PRODUCTS: 1.8%
       7,300   NBTY, Inc.*<F1>                                      190,238
                                                                -----------

INSURANCE: 5.4%
      11,700   Clark, Inc.*<F1>                                     194,805
       4,550   The Allstate Corp.                                   229,775
       4,550   The St. Paul Travelers Cos., Inc.                    165,984
                                                                -----------
                                                                    590,564
                                                                -----------

MEDIA: 5.8%
       5,700   Clear Channel Communications, Inc.                   191,976
       3,150   R.H. Donnelley Corp.*<F1>                            172,305
       4,200   Univision Communications, Inc.*<F1>                  126,420
       4,100   Viacom, Inc. - Class B                               142,270
                                                                -----------
                                                                    632,971
                                                                -----------

PHARMACEUTICALS & BIOTECHNOLOGY: 6.5%
       5,000   Celgene Corp.*<F1>                                   137,100
       6,800   Epix Pharmaceuticals, Inc.*<F1>                      119,680
      17,400   Isis Pharmaceuticals, Inc.*<F1>                       82,128
       8,800   Ligand Pharmaceuticals, Inc.*<F1>                     98,560
       6,100   NPS Pharmaceuticals, Inc.*<F1>                       109,251
      10,700   Salix Pharmaceuticals, Ltd.*<F1>                     162,105
                                                                -----------
                                                                    708,824
                                                                -----------

RETAILING: 5.4%
       9,800   Cache, Inc.*<F1>                                     161,798
      18,100   Casual Male Retail Group, Inc.*<F1>                   78,192
       5,950   Charlotte Russe Holding, Inc.*<F1>                    69,317
       7,800   Christopher & Banks Corp.                            153,894
       5,500   West Marine, Inc.*<F1>                               127,050
                                                                -----------
                                                                    590,251
                                                                -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.2%
       2,950   Analog Devices, Inc.                                 109,002
      12,000   Brillian Corp.*<F1>                                   36,960
       2,725   International Rectifier Corp.*<F1>                   115,377
      13,600   Omnivision Technologies, Inc.*<F1>                   242,624
      27,400   Trikon Technologies, Inc.*<F1>                        55,622
                                                                -----------
                                                                    559,585
                                                                -----------

SOFTWARE & SERVICES: 2.5%
       3,100   First Data Corp.                                     127,379
       5,350   SunGard Data Systems, Inc.*<F1>                      141,829
                                                                -----------
                                                                    269,208
                                                                -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 10.2%
       2,800   Applied Films Corp.*<F1>                              62,048
       8,100   Ditech Communications Corp.*<F1>                     127,656
      13,000   Foundry Networks, Inc.*<F1>                          173,550
       5,600   Keithley Instruments, Inc.                           105,952
      22,100   Mobility Electronics, Inc.*<F1>                      214,591
       7,100   Multi-Fineline Electronix, Inc.*<F1>                 129,717
       8,500   Newport Corp.*<F1>                                   104,890
       4,550   Spectralink Corp.                                     66,657
      13,000   Universal Display Corp.*<F1>                         126,750
                                                                -----------
                                                                  1,111,811
                                                                -----------

TRANSPORTATION: 2.8%
       9,900   Pacer International, Inc.*<F1>                       193,644
       7,100   Southwest Airlines Co.                               111,683
                                                                -----------
                                                                    305,327
                                                                -----------
TOTAL COMMON STOCKS (cost $6,456,678)                             7,883,784
                                                                -----------

INVESTMENT COMPANIES: 2.0%
       7,800   Utilities Select Sector SPDR Fund
               (cost $197,673)                                      214,032
                                                                -----------

SHORT-TERM INVESTMENT: 25.8%
   2,797,332   Federated Cash Trust Money Market
               (cost $2,797,332)                                  2,797,332
                                                                -----------

TOTAL INVESTMENTS IN SECURITIES: 100.3% (cost $9,451,683)        10,681,116
Liabilities in excess of Other Assets: (0.3)%                       (28,965)
                                                                -----------
NET ASSETS: 100.0%                                              $10,866,183
                                                                -----------
                                                                -----------

*<F1>  Non-income producing security.
#<F2>  U.S. security of foreign company.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date     January 28, 2005
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date     January 28, 2005
           ----------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              --------------------------
                              Eric W. Falkeis, Treasurer

     Date     January 28, 2005
           ----------------------------------

* Print the name and title of each signing officer under his or her signature.